SIGNIFlCANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2018
Percentage Of Loans And Receivables	89.00%
Commercial Loans [Member]
Percentage Of Loans And Receivables	89.20%
Mortgages [Member]
Percentage Of Loans And Receivables	88.20%
Consumer loans [member]
Percentage Of Loans And Receivables	88.90%
Stage Two [Member]
Percentage Of Loans And Receivables	4.20%
Stage Two [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	3.10%
Stage Two [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	7.20%
Stage Two [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	5.90%
Stage Two [Member] | Threshold [Member]
Percentage Of Loans And Receivables	48.10%
Stage Two [Member] | Threshold [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	29.50%
Stage Two [Member] | Threshold [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	65.50%
Stage Two [Member] | Threshold [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	67.40%
Stage Two [Member] | Watchlist [Member]
Percentage Of Loans And Receivables	30.70%
Stage Two [Member] | Watchlist [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	61.40%
Stage Two [Member] | Watchlist [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	0.00%
Stage Two [Member] | Watchlist [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	0.80%
Stage Two [Member] | Restructured [Member]
Percentage Of Loans And Receivables	7.10%
Stage Two [Member] | Restructured [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	3.60%
Stage Two [Member] | Restructured [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	11.30%
Stage Two [Member] | Restructured [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	9.70%
Stage Two [Member] | More Than Thirty Days [Member]
Percentage Of Loans And Receivables	14.10%
Stage Two [Member] | More Than Thirty Days [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	5.50%
Stage Two [Member] | More Than Thirty Days [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	23.10% [1]
Stage Two [Member] | More Than Thirty Days [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	22.10%
Stage Three [Member]
Percentage Of Loans And Receivables	6.80%
Stage Three [Member] | Commercial Loans [Member]
Percentage Of Loans And Receivables	7.70%
Stage Three [Member] | Mortgages [Member]
Percentage Of Loans And Receivables	4.70%
Stage Three [Member] | Consumer loans [member]
Percentage Of Loans And Receivables	5.30%

[1]	The significant increase credit risk for Banistmo's mortgage portfolio is 60 days past due.